Finance Expenses	12 Months Ended
Dec. 31, 2017
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Finance Expenses
9.	FINANCE EXPENSES

	Years ended December 31,
	2017	2016
Interest expense	30,965	27,649
Accretion on PER (Note 20)	2,363	2,358
Loss on settlement of long-term debt	13,102	—

	46,430	30,007

As part of a refinancing completed in June 2017, the Company redeemed its US$200 million senior notes and repaid its US$70 million senior secured credit facility (see Note 17). The settlement of long-term debt resulted in a loss of $13,102, which includes a write-off of $9,203 of deferred financing costs relating to the settled debt and additional interest costs of $3,899 which were paid in lieu of notice to the noteholders and senior secured lender.